Average Annual Total Returns - FidelityGrowthIncomePortfolio-RetailPRO - FidelityGrowthIncomePortfolio-RetailPRO - Fidelity Growth & Income Portfolio	Sep. 28, 2024
Fidelity Growth & Income Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	18.61%
Past 5 years	14.80%
Past 10 years	10.27%
Fidelity Growth & Income Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	17.47%
Past 5 years	13.66%
Past 10 years	9.45%
Fidelity Growth & Income Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.75%
Past 5 years	11.71%
Past 10 years	8.27%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%